EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on August 15, 2014 (Accession No. 0001193125-14-311428), to the Prospectus dated May 1, 2014, as supplemented, for the Class IA, IB and K shares of EQ/Montag & Caldwell Growth Portfolio, a series of EQ Advisors Trust.